    As filed with the Securities and Exchange Commission on April 11, 2001.
                                                         File No. 333-36203
                                                                  811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 7 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account Five

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life and Annuity Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ____________, 2001 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

DIRECTOR LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                   [LOGO]

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This Prospectus describes information you should know before you purchase Series II of Director Life. Please read it carefully.

Director Life Series II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
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At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:



                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS
                                                              Fund, Inc.
  Hartford International Advisers Fund Sub-Account*           Class IA of Hartford Global Advisers HLS
                                                              Fund, Inc. (formerly Hartford International
                                                              Advisers HLS Fund, Inc.)
  Hartford Global Health Fund Sub-Account                     Class IA of Hartford Global Health HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Leaders Fund Sub-Account                    Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account                 Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford High Yield Fund Sub-Account                        Class IA of Hartford High Yield HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS
                                                              Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.



* The name of the Hartford International Advisers Fund Sub-Account will be changing to Hartford Global Advisers Sub-Account as soon as our computer system enhancements are completed.

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
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PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                19
----------------------------------------------------------------------
OTHER MATTERS                                                    19
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        20
----------------------------------------------------------------------
APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       21
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below.)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE INSURANCE COMPANY                                                5
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FEE TABLE

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Surrender Charges       When you fully or partially          A percentage of the amount
                        surrender your policy.               surrendered, not to exceed the
                                                             premium payments, depending on the
                                                             Policy Year, in which the premium
                                                             payment was made.
                                                             The percentage is as follows:
                                                             Policy Year          Percentage
                                                                  1                  7.5%
                                                                  2                  7.5%
                                                                  3                  7.5%
                                                                  4                    6%
                                                                  5                    6%
                                                                  6                    4%
                                                                  7                    4%
                                                                  8                    2%
                                                                  9                    2%
                                                                  10+                 0%
Unamortized Tax Charge  Upon surrender or partial surrender  A percentage of the Account Value
                        of the policy.                       depending on the Policy Year the
                                                             surrender takes place.
                                                             The percentage is as follows:
                                                             Policy Year          Percentage
                                                                  1                 2.25%
                                                                  2                 2.00%
                                                                  3                 1.75%
                                                                  4                 1.50%
                                                                  5                 1.25%
                                                                  6                 1.00%
                                                                  7                 0.75%
                                                                  8                 0.50%
                                                                  9                 0.25%
                                                                  10+              0.00%


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       All, if the surrender is subject to a
                        charge.
Unamortized Tax Charge  Only policies which elect Option 1.

6                                                HARTFORD LIFE INSURANCE COMPANY
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The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             Individualized depending on age,
Charges                                                      sex and other factors.
Mortality and Expense   Monthly.                             -  Under Option 1:
Risk Charge                                                     .90% (annualized) of Sub-Account
                                                                Value in Policy Years 1-10 and
                                                                .50% (annualized) for Policy
                                                                Years 11 and beyond
                                                             -  Under Option 2:
                                                                .65% (annualized) of Sub-Account
                                                                Value in Policy Years 1-10 and
                                                                .50% (annualized) for Policy
                                                                Years 11 and beyond
Tax Expense Charge      Under Option 1:                      -  Under Option 1:
                        Monthly.                                .40% (annualized) of Account
                                                                Value for Policy Years 1-10
                        Under Option 2:                      -  Under Option 2:
                        Receipt of Premium Payment.             4% of each premium payment in
                                                                all Policy Years
Annual Maintenance Fee  On Policy Anniversary Date or upon   $30.00
                        surrender of the policy.
Administrative Charge   Monthly.                             .25% (annualized) of Sub-Account
                                                             Value


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Tax Expense Charge
                                         All
Annual Maintenance Fee  Only policies with an Account Value of less than $50,000 on the Policy
                        Anniversary Date or date of surrender.
Administrative Charge                    All

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(As a percentage of net assets)


                                                                                 OTHER     TOTAL ANNUAL FUND
                                                              MANAGEMENT FEES   EXPENSES   OPERATING EXPENSES
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Hartford Advisers HLS Fund                                         0.63%         0.03%          0.66%
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Hartford Bond HLS Fund                                             0.49%         0.03%          0.52%
-------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%         0.03%          0.66%
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Hartford Dividend and Growth HLS Fund                              0.65%         0.03%          0.68%
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Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                                 0.76%         0.09%          0.85%
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Hartford Global Health HLS Fund                                    0.85%         0.05%          0.90%
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Hartford Global Leaders HLS Fund                                   0.75%         0.06%          0.81%
-------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%         0.07%          0.92%
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Hartford Growth and Income HLS Fund                                0.76%         0.03%          0.79%
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Hartford High Yield HLS Fund                                       0.77%         0.04%          0.81%
-------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%         0.03%          0.43%
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Hartford International Opportunities HLS Fund                      0.68%         0.10%          0.78%
-------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.69%         0.03%          0.72%
-------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%         0.03%          0.48%
-------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%         0.03%          0.48%
-------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.71%         0.03%          0.74%
-------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%         0.02%          0.48%
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HARTFORD LIFE INSURANCE COMPANY                                                7
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were orginally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
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 Fitch                      12/1/00        AA+      Financial strength
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SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.

THE FUNDS


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.


Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this product.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.


The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.


HARTFORD GLOBAL ADVISERS HLS FUND (FORMERLY HARTFORD INTERNATIONAL ADVISERS HLS
FUND) -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.


HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of

8                                                HARTFORD LIFE INSURANCE COMPANY
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Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.


HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities technology companies worldwide. Sub-advised by Wellington Management.


HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.


HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


*"STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P
500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE HARTFORD INDEX HLS FUND.

HARTFORD LIFE INSURANCE COMPANY                                                9
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CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and

10                                               HARTFORD LIFE INSURANCE COMPANY
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the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

HARTFORD LIFE INSURANCE COMPANY                                               11
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x  For Policy Years 1, 2, and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.
                                ------------------------------------------------

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be

12                                               HARTFORD LIFE INSURANCE COMPANY
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made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.


- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

HARTFORD LIFE INSURANCE COMPANY                                               13
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Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

14                                               HARTFORD LIFE INSURANCE COMPANY
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EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day proceeding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the

HARTFORD LIFE INSURANCE COMPANY                                               15
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annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

16                                               HARTFORD LIFE INSURANCE COMPANY
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LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations".

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

HARTFORD LIFE INSURANCE COMPANY                                               17
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FEDERAL TAX CONSIDERATIONS

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS


A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a MEC if no additional premiums are paid.



A contract that is classified as MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a MEC during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All MEC policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

18                                               HARTFORD LIFE INSURANCE COMPANY
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ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

HARTFORD LIFE INSURANCE COMPANY                                               19
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Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for federal income tax purposes.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS



IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
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LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

20                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                               21
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APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE: -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to

22                                               HARTFORD LIFE INSURANCE COMPANY
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the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               7
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FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

4                                                HARTFORD LIFE INSURANCE COMPANY
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Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-Present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 Bruce W. Ferris             Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Ryan Johnson                Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 Lowndes A. Smith            Chairman of the Board and Chief
                             Executive Officer, Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President, Director
-----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES


The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 65 with a Face Amount of $20,000 is illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female, both age 65, for a Face Amount of $28,491.


The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.69% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.69% described above) of -0.69%, 5.31% and 11.31%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,889       9,864     20,000     10,676       9,655     20,000
     2         11,025         11,824      10,807     20,000     11,375      10,367     20,000
     3         11,576         12,841      11,837     20,000     12,137      11,144     20,000
     4         12,155         13,950      13,111     20,000     12,973      12,148     20,000
     5         12,763         15,157      14,337     20,000     13,897      13,093     20,000
     6         13,401         16,471      15,876     20,000     14,926      14,347     20,000
     7         14,071         17,902      17,337     20,229     16,082      15,531     20,000
     8         14,775         19,465      19,138     21,607     17,393      17,077     20,000
     9         15,513         21,180      20,897     23,087     18,895      18,618     20,597
    10         16,289         23,034      23,004     25,108     20,546      20,516     22,396
    11         17,103         25,258      25,228     27,279     22,526      22,496     24,328
    12         17,959         27,705      27,675     29,644     24,704      24,674     26,434
    13         18,856         30,376      30,346     32,503     27,081      27,051     28,977
    14         19,799         33,320      33,290     35,319     29,702      29,672     31,484
    15         20,789         36,539      36,509     38,732     32,560      32,530     34,515
    16         21,829         40,088      40,058     42,092     35,719      35,689     37,506
    17         22,920         43,968      43,938     46,167     39,164      39,134     41,123
    18         24,066         48,227      48,197     50,638     42,917      42,887     45,063
    19         25,270         52,901      52,901     55,547     46,997      46,967     49,348
    20         26,533         58,065      58,065     60,969     51,428      51,428     54,000

    25         33,864         92,503      92,503     97,129     79,919      79,919     83,915
    30         43,219        147,367     147,367    151,789    124,488     124,488    128,223
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,302      9,290     20,000      10,086      9,079     20,000
     2         11,025         10,581      9,590     20,000      10,115      9,133     20,000
     3         11,576         10,870      9,899     20,000      10,114      9,157     20,000
     4         12,155         11,167     10,369     20,000      10,077      9,296     20,000
     5         12,763         11,473     10,699     20,000       9,998      9,243     20,000
     6         13,401         11,788     11,240     20,000       9,867      9,344     20,000
     7         14,071         12,112     11,592     20,000       9,672      9,183     20,000
     8         14,775         12,447     12,155     20,000       9,397      9,132     20,000
     9         15,513         12,791     12,529     20,000       9,023      8,790     20,000
    10         16,289         13,146     13,116     20,000       8,526      8,496     20,000
    11         17,103         13,621     13,591     20,000       7,950      7,920     20,000
    12         17,959         14,113     14,083     20,000       7,193      7,163     20,000
    13         18,856         14,625     14,595     20,000       6,215      6,185     20,000
    14         19,799         15,156     15,126     20,000       4,957      4,927     20,000
    15         20,789         15,707     15,677     20,000       3,340      3,310     20,000
    16         21,829         16,280     16,250     20,000       1,253      1,223     20,000
    17         22,920         16,875     16,845     20,000          --         --         --
    18         24,066         17,492     17,462     20,000          --         --         --
    19         25,270         18,134     18,104     20,000          --         --         --
    20         26,533         18,800     18,770     20,000          --         --         --

    25         33,864         22,534     22,504     23,661          --         --         --
    30         43,219         27,044     27,014     27,856          --         --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.69% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         9,715       8,738     20,000      9,497       8,541     20,000
     2         11,025         9,408       8,485     20,000      8,928       8,050     20,000
     3         11,576         9,111       8,238     20,000      8,319       7,520     20,000
     4         12,155         8,822       8,130     20,000      7,661       7,057     20,000
     5         12,763         8,541       7,892     20,000      6,945       6,411     20,000
     6         13,401         8,268       7,825     20,000      6,156       5,818     20,000
     7         14,071         8,003       7,593     20,000      5,278       4,997     20,000
     8         14,775         7,746       7,522     20,000      4,287       4,150     20,000
     9         15,513         7,495       7,297     20,000      3,156       3,055     20,000
    10         16,289         7,252       7,222     20,000      1,853       1,823     20,000
    11         17,103         7,073       7,043     20,000        350         320     20,000
    12         17,959         6,897       6,867     20,000         --          --         --
    13         18,856         6,725       6,695     20,000         --          --         --
    14         19,799         6,556       6,526     20,000         --          --         --
    15         20,789         6,391       6,361     20,000         --          --         --
    16         21,829         6,229       6,199     20,000         --          --         --
    17         22,920         6,071       6,041     20,000         --          --         --
    18         24,066         5,915       5,885     20,000         --          --         --
    19         25,270         5,763       5,733     20,000         --          --         --
    20         26,533         5,615       5,585     20,000         --          --         --

    25         33,864         4,916       4,886     20,000         --          --         --
    30         43,219         4,286       4,256     20,000         --          --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,521       9,741     20,000     10,294       9,514     20,000
     2         11,025         11,498      10,718     20,000     11,016      10,236     20,000
     3         11,576         12,569      11,789     20,000     11,809      11,029     20,000
     4         12,155         13,742      13,112     20,000     12,685      12,055     20,000
     5         12,763         15,028      14,398     20,000     13,659      13,029     20,000
     6         13,401         16,437      16,007     20,000     14,752      14,322     20,000
     7         14,071         17,981      17,551     20,320     15,988      15,558     20,000
     8         14,775         19,680      19,450     21,845     17,402      17,172     20,000
     9         15,513         21,554      21,324     23,494     19,030      18,800     20,743
    10         16,289         23,595      23,565     25,719     20,828      20,798     22,703
    11         17,103         25,873      25,843     27,943     22,835      22,805     24,662
    12         17,959         28,380      28,350     30,367     25,044      25,014     26,797
    13         18,856         31,117      31,087     33,296     27,453      27,423     29,376
    14         19,799         34,133      34,103     36,182     30,110      30,080     31,918
    15         20,789         37,432      37,402     39,679     33,009      32,979     34,990
    16         21,829         41,069      41,039     43,123     36,212      36,182     38,023
    17         22,920         45,044      45,014     47,297     39,705      39,675     41,691
    18         24,066         49,408      49,378     51,879     43,510      43,480     45,686
    19         25,270         54,198      54,198     56,909     47,647      47,617     50,030
    20         26,533         59,489      59,489     62,464     52,140      52,140     54,747

    25         33,864         94,772      94,772     99,511     81,025      81,025     85,076
    30         43,219        150,981     150,981    155,511    126,210     126,210    129,997
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
     1         10,500          9,954      9,178     20,000      9,724       8,965     20,000
     2         11,025         10,290      9,510     20,000      9,794       9,030     20,000
     3         11,576         10,639      9,859     20,000      9,836       9,068     20,000
     4         12,155         11,000     10,370     20,000      9,844       9,223     20,000
     5         12,763         11,375     10,745     20,000      9,812       9,193     20,000
     6         13,401         11,763     11,333     20,000      9,732       9,312     20,000
     7         14,071         12,166     11,736     20,000      9,590       9,176     20,000
     8         14,775         12,584     12,354     20,000      9,372       9,154     20,000
     9         15,513         13,017     12,787     20,000      9,057       8,846     20,000
    10         16,289         13,466     13,436     20,000      8,625       8,595     20,000
    11         17,103         13,952     13,922     20,000      8,061       8,031     20,000
    12         17,959         14,458     14,428     20,000      7,321       7,291     20,000
    13         18,856         14,982     14,952     20,000      6,361       6,331     20,000
    14         19,799         15,527     15,497     20,000      5,126       5,096     20,000
    15         20,789         16,093     16,063     20,000      3,538       3,508     20,000
    16         21,829         16,681     16,651     20,000      1,487       1,457     20,000
    17         22,920         17,291     17,261     20,000         --          --         --
    18         24,066         17,924     17,894     20,000         --          --         --
    19         25,270         18,582     18,552     20,000         --          --         --
    20         26,533         19,266     19,236     20,229         --          --         --

    25         33,864         23,097     23,067     24,252         --          --         --
    30         43,219         27,724     27,694     28,556         --          --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.69% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         9,387       8,653     20,000      9,156       8,439     20,000
     2         11,025         9,149       8,433     20,000      8,643       7,964     20,000
     3         11,576         8,917       8,218     20,000      8,085       7,448     20,000
     4         12,155         8,690       8,138     20,000      7,474       6,996     20,000
     5         12,763         8,468       7,930     20,000      6,801       6,363     20,000
     6         13,401         8,251       7,890     20,000      6,051       5,779     20,000
     7         14,071         8,038       7,687     20,000      5,207       4,969     20,000
     8         14,775         7,830       7,644     20,000      4,246       4,131     20,000
     9         15,513         7,627       7,445     20,000      3,137       3,045     20,000
    10         16,289         7,429       7,399     20,000      1,850       1,820     20,000
    11         17,103         7,246       7,216     20,000        347         317     20,000
    12         17,959         7,066       7,036     20,000         --          --         --
    13         18,856         6,890       6,860     20,000         --          --         --
    14         19,799         6,718       6,688     20,000         --          --         --
    15         20,789         6,550       6,520     20,000         --          --         --
    16         21,829         6,384       6,354     20,000         --          --         --
    17         22,920         6,223       6,193     20,000         --          --         --
    18         24,066         6,065       6,035     20,000         --          --         --
    19         25,270         5,909       5,879     20,000         --          --         --
    20         26,533         5,758       5,728     20,000         --          --         --

    25         33,864         5,045       5,015     20,000         --          --         --
    30         43,219         4,402       4,372     20,000         --          --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,950       9,924     28,491     10,950       9,924     28,491
     2         11,025         11,939      10,920     28,491     11,939      10,920     28,491
     3         11,576         13,000      11,992     28,491     13,000      11,992     28,491
     4         12,155         14,144      13,302     28,491     14,140      13,298     28,491
     5         12,763         15,391      14,569     28,491     15,367      14,545     28,491
     6         13,401         16,751      16,154     28,491     16,690      16,093     28,491
     7         14,071         18,235      17,668     28,491     18,119      17,553     28,491
     8         14,775         19,852      19,523     28,491     19,667      19,339     28,491
     9         15,513         21,616      21,332     28,491     21,354      21,071     28,491
    10         16,289         23,539      23,509     28,491     23,206      23,176     28,491
    11         17,103         25,854      25,824     28,491     25,465      25,435     28,491
    12         17,959         28,448      28,418     30,440     28,011      27,981     29,973
    13         18,856         31,297      31,267     33,488     30,816      30,786     32,974
    14         19,799         34,433      34,403     36,499     33,903      33,873     35,937
    15         20,789         37,865      37,835     40,137     37,281      37,251     39,519
    16         21,829         41,646      41,616     43,729     41,004      40,974     43,055
    17         22,920         45,781      45,751     48,070     45,075      45,045     47,329
    18         24,066         50,295      50,295     52,810     49,519      49,489     51,995
    19         25,270         55,288      55,288     58,052     54,362      54,362     57,081
    20         26,533         60,775      60,775     63,815     59,666      59,666     62,650

    25         33,864         97,551      97,551    102,429     93,671      93,671     98,355
    30         43,219        156,580     156,580    161,278    146,532     146,532    150,928
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,360      9,347     28,491      10,360      9,347     28,491
     2         11,025         10,680      9,687     28,491      10,680      9,687     28,491
     3         11,576         10,989     10,016     28,491      10,988     10,016     28,491
     4         12,155         11,306     10,507     28,491      11,279     10,480     28,491
     5         12,763         11,634     10,858     28,491      11,548     10,773     28,491
     6         13,401         11,972     11,422     28,491      11,787     11,239     28,491
     7         14,071         12,320     11,798     28,491      11,989     11,469     28,491
     8         14,775         12,680     12,387     28,491      12,141     11,851     28,491
     9         15,513         13,051     12,789     28,491      12,231     11,970     28,491
    10         16,289         13,434     13,404     28,491      12,240     12,210     28,491
    11         17,103         13,941     13,911     28,491      12,251     12,221     28,491
    12         17,959         14,467     14,437     28,491      12,149     12,119     28,491
    13         18,856         15,015     14,985     28,491      11,909     11,879     28,491
    14         19,799         15,584     15,554     28,491      11,501     11,471     28,491
    15         20,789         16,177     16,147     28,491      10,881     10,851     28,491
    16         21,829         16,793     16,763     28,491       9,992      9,962     28,491
    17         22,920         17,433     17,403     28,491       8,751      8,721     28,491
    18         24,066         18,099     18,069     28,491       7,040      7,010     28,491
    19         25,270         18,792     18,762     28,491       4,697      4,667     28,491
    20         26,533         19,513     19,483     28,491       1,495      1,465     28,491

    25         33,864         23,572     23,542     28,491          --         --         --
    30         43,219         28,511     28,481     29,367          --         --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.69% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         9,769       8,787     28,491      9,769       8,787     28,491
     2         11,025         9,492       8,560     28,491      9,492       8,560     28,491
     3         11,576         9,206       8,325     28,491      9,195       8,314     28,491
     4         12,155         8,928       8,228     28,491      8,871       8,176     28,491
     5         12,763         8,657       7,999     28,491      8,514       7,867     28,491
     6         13,401         8,393       7,944     28,491      8,115       7,680     28,491
     7         14,071         8,137       7,720     28,491      7,664       7,270     28,491
     8         14,775         7,888       7,660     28,491      7,143       6,935     28,491
     9         15,513         7,645       7,443     28,491      6,535       6,358     28,491
    10         16,289         7,409       7,379     28,491      5,815       5,785     28,491
    11         17,103         7,237       7,207     28,491      5,000       4,970     28,491
    12         17,959         7,068       7,038     28,491      4,009       3,979     28,491
    13         18,856         6,903       6,873     28,491      2,806       2,776     28,491
    14         19,799         6,740       6,710     28,491      1,342       1,312     28,491
    15         20,789         6,581       6,551     28,491         --          --         --
    16         21,829         6,425       6,395     28,491         --          --         --
    17         22,920         6,272       6,242     28,491         --          --         --
    18         24,066         6,122       6,092     28,491         --          --         --
    19         25,270         5,975       5,945     28,491         --          --         --
    20         26,533         5,830       5,800     28,491         --          --         --

    25         33,864         5,149       5,119     28,491         --          --         --
    30         43,219         4,530       4,500     28,491         --          --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.31% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,580       9,800     28,491     10,580       9,800     28,491
     2         11,025         11,608      10,828     28,491     11,608      10,828     28,491
     3         11,576         12,719      11,939     28,491     12,719      11,939     28,491
     4         12,155         13,928      13,298     28,491     13,922      13,292     28,491
     5         12,763         15,254      14,624     28,491     15,225      14,595     28,491
     6         13,401         16,710      16,280     28,491     16,642      16,212     28,491
     7         14,071         18,308      17,878     28,491     18,184      17,754     28,491
     8         14,775         20,063      19,833     28,491     19,870      19,640     28,491
     9         15,513         21,988      21,758     28,491     21,724      21,494     28,491
    10         16,289         24,102      24,072     28,491     23,778      23,748     28,491
    11         17,103         26,488      26,458     28,607     26,116      26,086     28,491
    12         17,959         29,153      29,123     31,194     28,740      28,710     30,752
    13         18,856         32,073      32,043     34,318     31,618      31,588     33,832
    14         19,799         35,287      35,257     37,405     34,787      34,757     36,874
    15         20,789         38,805      38,775     41,134     38,254      38,224     40,550
    16         21,829         42,681      42,651     44,816     42,075      42,045     44,179
    17         22,920         46,919      46,889     49,266     46,252      46,222     48,566
    18         24,066         51,547      51,547     54,125     50,813      50,813     53,355
    19         25,270         56,663      56,663     59,497     55,818      55,818     58,609
    20         26,533         62,288      62,288     65,403     61,264      61,264     64,327

    25         33,864         99,979      99,979    104,978     96,179      96,179    100,988
    30         43,219        160,477     160,477    165,291    150,455     150,455    154,970
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.31% NET)



                                    CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                               CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT     SURRENDER     DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE        VALUE      BENEFIT
------------------------------------------------------------------------------------------------
     1         10,500         10,010      9,230     28,491      10,010       9,230      28,491
     2         11,025         10,384      9,604     28,491      10,384       9,604      28,491
     3         11,576         10,752      9,972     28,491      10,750       9,970      28,491
     4         12,155         11,135     10,505     28,491      11,104      10,474      28,491
     5         12,763         11,532     10,902     28,491      11,439      10,809      28,491
     6         13,401         11,944     11,514     28,491      11,751      11,321      28,491
     7         14,071         12,372     11,942     28,491      12,030      11,600      28,491
     8         14,775         12,816     12,586     28,491      12,265      12,035      28,491
     9         15,513         13,278     13,048     28,491      12,444      12,214      28,491
    10         16,289         13,757     13,727     28,491      12,551      12,521      28,491
    11         17,103         14,277     14,247     28,491      12,586      12,556      28,491
    12         17,959         14,817     14,787     28,491      12,512      12,482      28,491
    13         18,856         15,378     15,348     28,491      12,306      12,276      28,491
    14         19,799         15,962     15,932     28,491      11,939      11,909      28,491
    15         20,789         16,570     16,540     28,491      11,369      11,339      28,491
    16         21,829         17,201     17,171     28,491      10,540      10,510      28,491
    17         22,920         17,858     17,828     28,491       9,374       9,344      28,491
    18         24,066         18,541     18,511     28,491       7,759       7,729      28,491
    19         25,270         19,252     19,222     28,491       5,538       5,508      28,491
    20         26,533         19,991     19,961     28,491       2,497       2,467      28,491

    25         33,864         24,154     24,124     28,491          --          --          --
    30         43,219         29,219     29,189     30,096          --          --          --
------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19

--------------------------------------------------------------------------------

                     MODIFIED SINGLE PREMIUM LIFE INSURANCE



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.69% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500          9,439      8,701     28,491       9,439      8,701     28,491
     2         11,025          9,229      8,507     28,491       9,229      8,507     28,491
     3         11,576          9,008      8,303     28,491       8,995      8,290     28,491
     4         12,155          8,792      8,235     28,491       8,732      8,178     28,491
     5         12,763          8,581      8,036     28,491       8,432      7,896     28,491
     6         13,401          8,374      8,009     28,491       8,088      7,735     28,491
     7         14,071          8,171      7,814     28,491       7,688      7,350     28,491
     8         14,775          7,972      7,783     28,491       7,215      7,041     28,491
     9         15,513          7,778      7,592     28,491       6,652      6,489     28,491
    10         16,289          7,587      7,557     28,491       5,973      5,943     28,491
    11         17,103          7,412      7,382     28,491       5,161      5,131     28,491
    12         17,959          7,240      7,210     28,491       4,174      4,144     28,491
    13         18,856          7,071      7,041     28,491       2,975      2,945     28,491
    14         19,799          6,905      6,875     28,491       1,518      1,488     28,491
    15         20,789          6,743      6,713     28,491          --         --         --
    16         21,829          6,584      6,554     28,491          --         --         --
    17         22,920          6,428      6,398     28,491          --         --         --
    18         24,066          6,274      6,244     28,491          --         --         --
    19         25,270          6,124      6,094     28,491          --         --         --
    20         26,533          5,977      5,947     28,491          --         --         --

    25         33,864          5,282      5,252     28,491          --         --         --
    30         43,219          4,651      4,621     28,491          --         --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, Global Leaders Fund, High Yield Fund, Global Health Fund and Global Technology Fund sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 8,377,183
    Cost $8,657,267
      Market Value.......  $9,281,097       --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 11,224,190
    Cost $55,130,952
      Market Value.......      --       $65,999,763
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 22,441,298
    Cost $22,441,298
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 36,597,432
    Cost $85,355,685
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 15,388,143
    Cost $64,697,788
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 2,521,526
    Cost $2,700,094
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 7,713,130
    Cost $19,718,241
      Market Value.......      --           --
  Due from Hartford Life
   Insurance Company.....      --             3,042
  Receivable from fund
   shares sold...........      --           --
                           ----------   -----------
  Total Assets...........   9,281,097    66,002,805
                           ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          23       --
  Payable for fund shares
   purchased.............      --             2,896
                           ----------   -----------
  Total Liabilities......          23         2,896
                           ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $9,281,074   $65,999,909
                           ==========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           MONEY MARKET                      CAPITAL          MORTGAGE
                               FUND      ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  -----------------  ---------------  -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 8,377,183
    Cost $8,657,267
      Market Value.......      --             --              --                --               --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 11,224,190
    Cost $55,130,952
      Market Value.......      --             --              --                --               --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 22,441,298
    Cost $22,441,298
      Market Value.......  $22,441,298        --              --                --               --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 36,597,432
    Cost $85,355,685
      Market Value.......      --         $97,534,206         --                --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 15,388,143
    Cost $64,697,788
      Market Value.......      --             --           $91,190,025          --               --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 2,521,526
    Cost $2,700,094
      Market Value.......      --             --              --             $2,870,117          --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 7,713,130
    Cost $19,718,241
      Market Value.......      --             --              --                --           $28,729,202
  Due from Hartford Life
   Insurance Company.....    1,825,254        --              --                --               --
  Receivable from fund
   shares sold...........      --               9,642          469,766          --               355,446
                           -----------    -----------      -----------       ----------      -----------
  Total Assets...........   24,266,552     97,543,848       91,659,791        2,870,117       29,084,648
                           -----------    -----------      -----------       ----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               9,529          469,662               11          355,512
  Payable for fund shares
   purchased.............    1,821,095        --              --                --               --
                           -----------    -----------      -----------       ----------      -----------
  Total Liabilities......    1,821,095          9,529          469,662               11          355,512
                           -----------    -----------      -----------       ----------      -----------
  Net Assets (variable
   life contract
   liabilities)..........  $22,445,457    $97,534,319      $91,190,129       $2,870,106      $28,729,136
                           ===========    ===========      ===========       ==========      ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                             INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ------------  -------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 10,641,966
    Cost $14,443,038
      Market Value.......     $14,511,618          --            --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 17,056,621
    Cost $28,292,751
      Market Value.......        --            $36,221,594       --
    Hartford
     International
     Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 3,276,358
    Cost $3,863,378
      Market Value.......        --                --         $3,764,096
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 4,671,570
    Cost $7,856,350
      Market Value.......        --                --            --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 5,732,259
    Cost $11,646,667
      Market Value.......        --                --            --
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 1,857,431
    Cost $2,534,045
      Market Value.......        --                --            --
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 2,448,509
    Cost $4,484,895
      Market Value.......        --                --            --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 333,873
    Cost $342,993
      Market Value.......        --                --            --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 1,025,711
    Cost $1,322,567
      Market Value.......        --                --            --
    Hartford Global
     Technology HLS
     Fund -- Class IA
    Shares 769,086
    Cost $754,555
      Market Value.......        --                --            --
  Due from Hartford Life
   Insurance Company.....        --                  3,523       --
  Receivable from fund
   shares sold...........           4,001          --              5,660
                              -----------      -----------    ----------
  Total Assets...........      14,515,619       36,225,117     3,769,756
                              -----------      -----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           4,012          --              5,671
  Payable for fund shares
   purchased.............        --                  3,586       --
                              -----------      -----------    ----------
  Total Liabilities......           4,012            3,586         5,671
                              -----------      -----------    ----------
  Net Assets (variable
   life contract
   liabilities)..........     $14,511,607      $36,221,531    $3,764,085
                              ===========      ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                               GLOBAL
                              SMALL        MIDCAP     GROWTH AND   GLOBAL LEADERS  HIGH YIELD     GLOBAL     TECHNOLOGY
                           COMPANY FUND     FUND      INCOME FUND       FUND          FUND      HEALTH FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------  --------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 10,641,966
    Cost $14,443,038
      Market Value.......      --            --           --            --            --            --          --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 17,056,621
    Cost $28,292,751
      Market Value.......      --            --           --            --            --            --          --
    Hartford
     International
     Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 3,276,358
    Cost $3,863,378
      Market Value.......      --            --           --            --            --            --          --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 4,671,570
    Cost $7,856,350
      Market Value.......   $7,881,363       --           --            --            --            --          --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 5,732,259
    Cost $11,646,667
      Market Value.......      --        $14,141,523      --            --            --            --          --
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 1,857,431
    Cost $2,534,045
      Market Value.......      --            --       $2,463,312        --            --            --          --
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 2,448,509
    Cost $4,484,895
      Market Value.......      --            --           --         $4,307,738       --            --          --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 333,873
    Cost $342,993
      Market Value.......      --            --           --            --          $313,640        --          --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 1,025,711
    Cost $1,322,567
      Market Value.......      --            --           --            --            --        $1,479,272      --
    Hartford Global
     Technology HLS
     Fund -- Class IA
    Shares 769,086
    Cost $754,555
      Market Value.......      --            --           --            --            --            --        $489,940
  Due from Hartford Life
   Insurance Company.....      --            --               13        --            --            --          --
  Receivable from fund
   shares sold...........          787      428,766       --            463,871       --            --          --
                            ----------   -----------  ----------     ----------     --------    ----------    --------
  Total Assets...........    7,882,150   14,570,289    2,463,325      4,771,609      313,640     1,479,272     489,940
                            ----------   -----------  ----------     ----------     --------    ----------    --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          792      428,756       --            463,862       --            --          --
  Payable for fund shares
   purchased.............      --            --           --            --            --            --          --
                            ----------   -----------  ----------     ----------     --------    ----------    --------
  Total Liabilities......          792      428,756       --            463,862       --            --          --
                            ----------   -----------  ----------     ----------     --------    ----------    --------
  Net Assets (variable
   life contract
   liabilities)..........   $7,881,358   $14,141,533  $2,463,325     $4,307,747     $313,640    $1,479,272    $489,940
                            ==========   ===========  ==========     ==========     ========    ==========    ========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY      UNIT       CONTRACT
                                     PARTICIPANTS    PRICE     LIABILITY
                                     ------------  ---------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............    5,730,360   $1.619632  $  9,281,074
  Stock Fund Sub-Account...........   20,482,096    3.222322    65,999,909
  Money Market Fund Sub-Account....   16,374,701    1.370740    22,445,457
  Advisers Fund Sub-Account........   38,508,207    2.532819    97,534,319
  Capital Appreciation Fund
   Sub-Account.....................   26,472,651    3.444692    91,190,129
  Mortgage Securities Fund
   Sub-Account.....................    1,804,364    1.590647     2,870,106
  Index Fund Sub-Account...........    9,342,899    3.074970    28,729,136
  International Opportunities Fund
   Sub-Account.....................    8,410,776    1.725359    14,511,607
  Dividend and Growth Fund
   Sub-Account.....................   12,111,563    2.990657    36,221,531
  International Advisers Fund
   Sub-Account.....................    2,113,463    1.781004     3,764,085
  Small Company Fund Sub-Account...    4,210,746    1.871725     7,881,358
  MidCap Fund Sub-Account..........    5,645,746    2.504812    14,141,533
  Growth and Income Fund
   Sub-Account.....................    1,861,838    1.323061     2,463,325
  Global Leaders Fund
   Sub-Account.....................    2,337,445    1.842930     4,307,747
  High Yield Fund Sub-Account......      285,603    1.098169       313,640
  Global Health Fund Sub-Account...      998,313    1.481772     1,479,272
  Global Technology Fund
   Sub-Account.....................      782,304    0.626278       489,940
                                                              ------------
GRAND TOTAL........................                           $403,624,168
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                       MONEY MARKET
                            BOND FUND    STOCK FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 38,395    $    452,723    $1,206,591
                            --------    ------------    ----------
CAPITAL GAINS INCOME
 (LOSS)..................     --           7,365,363          (615)
                            --------    ------------    ----------
NET REALIZED AND
 UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions .........     (5,185)        (75,048)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    959,675     (12,749,307)      --
                            --------    ------------    ----------
    Net gain (loss) on
     investments.........    954,490     (12,824,355)      --
                            --------    ------------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $992,885    $ (5,006,269)   $1,205,976
                            ========    ============    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                               CAPITAL          MORTGAGE                        INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  --------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............  $    800,668      $   594,692        $ 20,115       $   236,954       $   230,433       $  558,592
                           ------------      -----------        --------       -----------       -----------       ----------
CAPITAL GAINS INCOME
 (LOSS)..................     8,554,250       12,122,631         --                304,931         1,829,988        3,119,406
                           ------------      -----------        --------       -----------       -----------       ----------
NET REALIZED AND
 UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions .........       (77,951)         (90,937)         (2,949)          (48,340)          (32,809)          30,744
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (10,104,652)      (2,392,748)        263,060        (3,607,127)       (5,069,959)        (235,211)
                           ------------      -----------        --------       -----------       -----------       ----------
    Net gain (loss) on
     investments.........   (10,182,603)      (2,483,685)        260,111        (3,655,467)       (5,102,768)        (204,467)
                           ------------      -----------        --------       -----------       -----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $   (827,685)     $10,233,638        $280,226       $(3,113,582)      $(3,042,347)      $3,473,531
                           ============      ===========        ========       ===========       ===========       ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           INTERNATIONAL     SMALL
                           ADVISERS FUND  COMPANY FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 217,410    $   --
                             ---------    -----------
CAPITAL GAINS INCOME.....      244,590      1,115,461
                             ---------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (1,647)       (84,168)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (722,416)    (2,387,505)
                             ---------    -----------
    Net (loss) gain on
     investments.........     (724,063)    (2,471,673)
                             ---------    -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(262,063)   $(1,356,212)
                             =========    ===========

  *  From inception, May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                             MIDCAP     GROWTH AND   GLOBAL LEADERS  HIGH YIELD      GLOBAL         GLOBAL
                              FUND      INCOME FUND       FUND          FUND      HEALTH FUND   TECHNOLOGY FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT*
                           -----------  -----------  --------------  -----------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   8,935     $  23,264      $ 23,323      $  2,760       $ --
                           ----------    ---------     ---------      --------      --------       ---------
CAPITAL GAINS INCOME.....     438,485       30,430        20,464        --            31,368         --
                           ----------    ---------     ---------      --------      --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........    (116,034)      (5,774)       56,884       (10,559)          242         (12,157)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   1,326,630     (171,094)     (461,589)      (11,939)      156,703        (264,616)
                           ----------    ---------     ---------      --------      --------       ---------
    Net (loss) gain on
     investments.........   1,210,596     (176,868)     (404,705)      (22,498)      156,945        (276,773)
                           ----------    ---------     ---------      --------      --------       ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $1,649,081    $(137,503)    $(360,977)     $    825      $191,073       $(276,773)
                           ==========    =========     =========      ========      ========       =========

  *  From inception, May 1, 2000 to December 31, 2000.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $   38,395   $    452,723  $  1,206,591
  Capital gains income
   (loss)................      --          7,365,363          (615)
  Net realized (loss)
   gain on security
   transactions..........      (5,185)       (75,048)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     959,675    (12,749,307)      --
                           ----------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     992,885     (5,006,269)    1,205,976
                           ----------   ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............         284          4,196    45,045,146
  Net transfers..........     118,368      7,206,357   (45,719,716)
  Surrenders for benefit
   payments and fees.....    (524,715)    (3,338,762)   (1,704,029)
  Net loan activity......    (119,255)      (817,597)     (415,650)
  Cost of insurance......    (136,863)    (1,053,795)     (405,690)
                           ----------   ------------  ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (662,181)     2,000,399    (3,199,939)
                           ----------   ------------  ------------
  Net increase (decrease)
   in net assets.........     330,704     (3,005,870)   (1,993,963)
NET ASSETS:
  Beginning of period....   8,950,370     69,005,779    24,439,420
                           ----------   ------------  ------------
  End of period..........  $9,281,074   $ 65,999,909  $ 22,445,457
                           ==========   ============  ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                                     MONEY MARKET
                            BOND FUND   STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $  491,287   $   470,668  $  1,040,195
  Capital gains income...      60,691     4,571,787           499
  Net realized (loss)
   gain on security
   transactions..........      (3,504)      (12,486)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (731,747)    5,898,516       --
                           ----------   -----------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (183,273)   10,928,485     1,040,694
                           ----------   -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............      --             2,631    42,715,718
  Net transfers..........     410,367     9,258,933   (35,871,812)
  Surrenders for benefit
   payments and fees.....    (222,283)   (1,981,044)   (1,801,195)
  Net loan activity......    (102,289)     (535,091)   (2,516,908)
  Cost of insurance......    (143,672)     (941,486)     (428,501)
                           ----------   -----------  ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (57,877)    5,803,943     2,097,302
                           ----------   -----------  ------------
  Net (decrease) increase
   in net assets.........    (241,150)   16,732,428     3,137,996
NET ASSETS:
  Beginning of period....   9,191,520    52,273,351    21,301,424
                           ----------   -----------  ------------
  End of period..........  $8,950,370   $69,005,779  $ 24,439,420
                           ==========   ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................  $    800,668      $   594,692       $   20,115      $   236,954      $   230,433      $   558,592
  Capital gains income
   (loss)................     8,554,250       12,122,631          --               304,931        1,829,988        3,119,406
  Net realized (loss)
   gain on security
   transactions..........       (77,951)         (90,937)          (2,949)         (48,340)         (32,809)          30,744
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (10,104,652)      (2,392,748)         263,060       (3,607,127)      (5,069,959)        (235,211)
                           ------------      -----------       ----------      -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (827,685)      10,233,638          280,226       (3,113,582)      (3,042,347)       3,473,531
                           ------------      -----------       ----------      -----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        13,831           14,001          --                   878               38              150
  Net transfers..........     6,006,147       10,487,242         (182,553)       2,051,767        1,370,012          337,169
  Surrenders for benefit
   payments and fees.....    (5,428,751)      (4,186,004)        (245,546)      (2,166,170)        (784,149)      (1,588,105)
  Net loan activity......      (872,905)      (1,254,224)         (33,569)        (615,562)        (241,031)        (475,378)
  Cost of insurance......    (1,541,823)      (1,384,152)         (47,029)        (502,001)        (252,204)        (525,892)
                           ------------      -----------       ----------      -----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (1,823,501)       3,676,863         (508,697)      (1,231,088)          92,666       (2,252,056)
                           ------------      -----------       ----------      -----------      -----------      -----------
  Net increase (decrease)
   in net assets.........    (2,651,186)      13,910,501         (228,471)      (4,344,670)      (2,949,681)       1,221,475
NET ASSETS:
  Beginning of period....   100,185,505       77,279,628        3,098,577       33,073,806       17,461,288       35,000,056
                           ------------      -----------       ----------      -----------      -----------      -----------
  End of period..........  $ 97,534,319      $91,190,129       $2,870,106      $28,729,136      $14,511,607      $36,221,531
                           ============      ===========       ==========      ===========      ===========      ===========

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................  $  2,093,527      $   233,748       $  174,068      $   308,000      $   168,186      $   560,410
  Capital gains income...     7,198,080        3,825,954          --               413,011         --              1,326,728
  Net realized (loss)
   gain on security
   transactions..........       (32,927)         260,636              567          (33,817)          68,488           21,013
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       170,130       16,904,315         (128,516)       4,615,982        4,821,724         (141,489)
                           ------------      -----------       ----------      -----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     9,428,810       21,224,653           46,119        5,303,176        5,058,398        1,766,662
                           ------------      -----------       ----------      -----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............         1,765            1,689          --                    81              135               92
  Net transfers..........     9,478,186        2,117,816          598,286        5,258,810         (249,293)       1,225,292
  Surrenders for benefit
   payments and fees.....    (3,253,026)      (2,897,430)         (62,333)        (896,900)        (338,940)      (1,133,720)
  Net loan activity......      (861,439)        (499,677)         (73,895)        (277,475)          51,629          (92,650)
  Cost of insurance......    (1,459,911)      (1,002,626)         (47,091)        (434,192)        (222,438)        (550,772)
                           ------------      -----------       ----------      -----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     3,905,575       (2,280,228)         414,967        3,650,324         (758,907)        (551,758)
                           ------------      -----------       ----------      -----------      -----------      -----------
  Net (decrease) increase
   in net assets.........    13,334,385       18,944,425          461,086        8,953,500        4,299,491        1,214,904
NET ASSETS:
  Beginning of period....    86,851,120       58,335,203        2,637,491       24,120,306       13,161,797       33,785,152
                           ------------      -----------       ----------      -----------      -----------      -----------
  End of period..........  $100,185,505      $77,279,628       $3,098,577      $33,073,806      $17,461,288      $35,000,056
                           ============      ===========       ==========      ===========      ===========      ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           INTERNATIONAL     SMALL
                           ADVISERS FUND  COMPANY FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment
   income................   $  217,410    $   --
  Capital gains income...      244,590      1,115,461
  Net realized (loss)
   gain on security
   transactions..........       (1,647)       (84,168)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (722,416)    (2,387,505)
                            ----------    -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (262,063)    (1,356,212)
                            ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............           22            641
  Net transfers..........      619,941      3,173,733
  Surrenders for benefit
   payments and fees.....     (136,449)      (360,568)
  Net loan activity......      (27,450)       (31,790)
  Cost of insurance......      (58,837)      (142,192)
                            ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      397,227      2,639,824
                            ----------    -----------
  Net increase (decrease)
   in net assets.........      135,164      1,283,612
NET ASSETS:
  Beginning of period....    3,628,921      6,597,746
                            ----------    -----------
  End of period..........   $3,764,085    $ 7,881,358
                            ==========    ===========

  *  From inception, May 1, 2000 to December 31, 2000.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           INTERNATIONAL     SMALL
                           ADVISERS FUND  COMPANY FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment
   income................   $   64,215     $  --
  Capital gains income...      --               9,477
  Net realized gain
   (loss) on security
   transactions..........        5,194         41,425
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      598,509      2,244,959
                            ----------     ----------
  Net increase in net
   assets resulting from
   operations............      667,918      2,295,861
                            ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............           74             55
  Net transfers..........      269,953      1,669,332
  Surrenders for benefit
   payments and fees.....      (38,568)       (79,864)
  Net loan activity......       (5,510)        76,890
  Cost of Insurance......      (48,519)       (59,948)
                            ----------     ----------
  Net increase in net
   assets resulting from
   unit transactions.....      177,430      1,606,465
                            ----------     ----------
  Net increase in net
   assets................      845,348      3,902,326
NET ASSETS:
  Beginning of period....    2,783,573      2,695,420
                            ----------     ----------
  End of period..........   $3,628,921     $6,597,746
                            ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             MIDCAP     GROWTH AND   GLOBAL LEADERS  HIGH YIELD      GLOBAL         GLOBAL
                              FUND      INCOME FUND       FUND          FUND      HEALTH FUND   TECHNOLOGY FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT*
                           -----------  -----------  --------------  -----------  ------------  ---------------
OPERATIONS:
  Net investment
   income................  $   --       $    8,935     $   23,264     $ 23,323     $    2,760      $ --
  Capital gains income...      438,485      30,430         20,464       --             31,368        --
  Net realized (loss)
   gain on security
   transactions..........     (116,034)     (5,774)        56,884      (10,559)           242        (12,157)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    1,326,630    (171,094)      (461,589)     (11,939)       156,703       (264,616)
                           -----------  ----------     ----------     --------     ----------      ---------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    1,649,081    (137,503)      (360,977)         825        191,073       (276,773)
                           -----------  ----------     ----------     --------     ----------      ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --                624       --            --             --
  Net transfers..........    7,580,856   1,582,008      3,324,913      (47,161)     1,302,393        775,777
  Surrenders for benefit
   payments and fees.....     (273,839)    (43,810)       (98,901)      (2,100)        (3,406)        (2,469)
  Net loan activity......      (90,740)    (17,794)        (5,353)          (3)        (4,327)        (1,993)
  Cost of insurance......     (178,614)    (29,057)       (63,313)      (5,398)        (6,461)        (4,602)
                           -----------  ----------     ----------     --------     ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    7,037,663   1,491,347      3,157,970      (54,662)     1,288,199        766,713
                           -----------  ----------     ----------     --------     ----------      ---------
  Net increase (decrease)
   in net assets.........    8,686,744   1,353,844      2,796,993      (53,837)     1,479,272        489,940
NET ASSETS:
  Beginning of period....    5,454,789   1,109,481      1,510,754      367,477        --             --
                           -----------  ----------     ----------     --------     ----------      ---------
  End of period..........  $14,141,533  $2,463,325     $4,307,747     $313,640     $1,479,272      $ 489,940
                           ===========  ==========     ==========     ========     ==========      =========

                             MIDCAP     GROWTH AND   GLOBAL LEADERS  HIGH YIELD
                              FUND      INCOME FUND       FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  --------------  -----------
OPERATIONS:
  Net investment
   income................  $   --       $    3,019     $    1,992     $ 20,834
  Capital gains income...     219,591        6,954          7,346           13
  Net realized gain
   (loss) on security
   transactions..........      (9,619)        (907)        10,778           25
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,041,779      100,214        285,208      (17,258)
                           ----------   ----------     ----------     --------
  Net increase in net
   assets resulting from
   operations............   1,251,751      109,280        305,324        3,614
                           ----------   ----------     ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      --           --            --            --
  Net transfers..........   3,279,457    1,010,485      1,177,107      347,424
  Surrenders for benefit
   payments and fees.....     (13,678)      (4,212)        (3,047)      (3,831)
  Net loan activity......      74,909         (874)       (20,599)        (851)
  Cost of Insurance......     (39,373)      (6,349)        (7,085)      (3,764)
                           ----------   ----------     ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....   3,301,315      999,050      1,146,376      338,978
                           ----------   ----------     ----------     --------
  Net increase in net
   assets................   4,553,066    1,108,330      1,451,700      342,592
NET ASSETS:
  Beginning of period....     901,723        1,151         59,054       24,885
                           ----------   ----------     ----------     --------
  End of period..........  $5,454,789   $1,109,481     $1,510,754     $367,477
                           ==========   ==========     ==========     ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-16 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.


(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS


HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.


Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.


The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.


7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE


Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.


The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.


As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.


Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------

                                                 PART C

                                                 OTHER INFORMATION

Item 27.  Exhibits

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriting Agreement.(2)

         (d)  Form of Modified Single Premium Variable Life Insurance
              Policy.(1)

         (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

         (f)  Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

         (g)  Form of Reinsurance Contract.(4)

         (h)  Form of Participation Agreement.(4)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

         (m)  Not Applicable.

         (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Power of Attorney.

         (s)  Organizational Chart.

--------------------------
  (1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on May 1, 1995.

  (2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654 filed with the Securities and Exchange Commission on May 1, 1996.

  (3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.

  (4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-36203, filed with the Securities and Exchange Commission on April 14, 1999.

Item 28.  Officers and Directors.

-------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------
*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.5

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

             (a) HSD acts as principal underwriter for the following investment companies:

                  Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
                    (DC Variable Account I)
                  Hartford Life Insurance Company - Separate Account Two
                    (DC Variable Account II)
                  Hartford Life Insurance Company - Separate Account Two
                    (QP Variable Account)
                  Hartford Life Insurance Company - Separate Account Two
                    (Variable Account "A")
                  Hartford Life Insurance Company - Separate Account Two
                    (NQ Variable Account)
                  Hartford Life Insurance Company - Separate Account Ten,
                    formerly known as Putnam Capital Manager Trust Separate Account
                  Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life and Annuity Insurance Company - Separate
                    Account One
                  Hartford Life and Annuity Insurance Company - Separate Account
                    Ten, formerly known as Putnam Capital Manager Trust Separate Account Two
                  Hartford Life and Annuity Insurance Company - Separate
                    Account Three
                  Hartford Life and Annuity Insurance Company - Separate
                    Account Five
                  Hartford Life and Annuity Insurance Company - Separate
                    Account Six
                  Hartford Life and Annuity Insurance Company - Separate
                    Account Seven
                  Hart Life Insurance Company VA - Separate Account One
                  Hart Life Insurance Company VL - Separate Account Two
                  American Maturity Life Insurance Company - Separate
                    Account AMLVA
                  Servus Life Insurance Company of America VA - Separate
                    Account One
                  Servus Life Insurance Company of America VL - Separate
                    Account Two

             (b)  Directors and Officers of HSD

              Name                       Positions and Offices with Underwriter
              -----                      --------------------------------------
              David A. Carlson           Vice President
              Peter W. Cummins           Senior Vice President
              Bruce W. Ferris            Vice President
              David T. Foy               Treasurer
              George R. Jay              Controller
              Ryan Johnson               Vice President
              Thomas M. Marra            President, Director
              Christine Hayer Repasy     Senior Vice President, General Counsel
                                           and Corporate Secretary
              Lowndes A. Smith           Chairman of the Board and
                                           Chief Executive Officer, Director
              John C. Walters            Executive Vice President, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 11th day of April, 2001.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                          *By: /s/ Marianne O'Doherty
     ---------------------------               ------------------------
     David T. Foy, Senior Vice                  Marianne O'Doherty
     President & Treasurer                      Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     ---------------------------
     David T. Foy, Senior Vice
     President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,    By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,          -----------------------
     Director*                                        Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &             Attorney-in-Fact
      Chief Executive Officer, Director *
John C. Walters, Executive Vice President,        Date: April 11, 2001
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-36203

                                      EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3     Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4     Power of Attorney.

1.5     Organizational Chart.